CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 14,544	$ 8,491	$ 4,189
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	47,989	4,006	1,924
Depreciation and amortization	4,227	1,344	4,111
Provision (reversal) of allowance for doubtful accounts	51	(32)	27
Loss from impairment of intangible assets	87		256
Loss on equity method investment	437	57
Unrealized holding loss on trading securities	220
Loss from impairment of long-term investments	902
Changes in operating assets and liabilities:
Accounts receivable	(8,066)	1,100	(5,076)
Prepaid expenses and other current assets	(8,684)	(1,144)	(102)
Deferred taxes	(315)	60	374
Other noncurrent assets	(4,077)	(195)
Accounts payable	4,603	670	398
Accrued expenses and other current liabilities	11,554	2,858	1,195
Deferred revenue	10,744	2,824	1,706
Amount due to related parties	964
Income tax payable	7,123	86	38
Net cash provided by operating activities	82,303	20,125	9,040
Cash flows from investing activities:
Purchase of property and equipment	(16,320)	(2,826)	(809)
Purchase of intangible assets	(1,457)	(1,203)	(1,177)
Consideration paid in connection with business acquisitions, net of cash acquired of $171, nil and $615 in 2009, 2010 and 2011, respectively	(487)	(2,619)	(1,740)
Payment for the purchase of other assets	(1,571)	(1,039)	(482)
Purchase of trading securities	(451)
Capital contribution for cost method investments	(7,599)	(146)
Capital contribution for equity method investments	(6,926)	(1,220)
Cash used in investing activities	(34,811)	(9,053)	(4,208)
Cash flows from financing activities:
Proceeds from issuance of Series C convertible participating redeemable preferred shares		20,000
Payment of issuance costs of Series C convertible participating redeemable preferred shares		(78)
Proceeds from exercise of share options	20	375
Proceeds from issuance of ordinary shares upon IPO	234,312
Payment of IPO costs	(2,611)	(44)
Capital contribution from noncontrolling interest shareholders	1,559
Net cash provided by financing activities	233,280	20,253
Effect of exchange rate on cash and cash equivalents	2,454	1,036	50
Net increase in cash and cash equivalents	283,226	32,361	4,882
Cash and cash equivalents at beginning of year	60,505	28,144	23,262
Cash and cash equivalents at end of year	343,731	60,505	28,144
Supplemental disclosure of cash flow information:
Income tax paid	3,699	317	2
Supplemental schedule of non-cash activities:
Conversion of participating redeemable preferred shares to ordinary shares	70,971
Ordinary shares to be issued in connection with business acquisitions			3,183
Ordinary shares to be issued in connection with exercise of share options			375
Consideration payable in connection with business acquisitions			2,596
Payable for purchasing property and equipment and intangible assets	915	271	26
Accrued and deferred IPO costs	108	515
Nonmonetary transaction (Note 6)	$ 2,100